Disclosure of detailed information about components of income tax expense (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Income (loss) before income taxes	$ (12,294,603)	$ (28,842,913)	$ (42,738,478)
Statutory income tax rate	26.50%	26.50%	26.50%
Expected income tax (benefit)	$ (3,258,070)	$ (7,643,372)	$ (11,325,697)
Foreign rate differential	986	(477,761)	443,749
Stock-based compensation and other non-deductible expenses	(786,187)	1,299,240	484,247
Deferred tax assets not recognized	3,246,612	10,958,252	10,397,701
Income tax expense
True up of prior period balances
Previously stated [member]
IfrsStatementLineItems [Line Items]
Income (loss) before income taxes		$ (40,733,174)
Statutory income tax rate		26.50%
Expected income tax (benefit)		$ (10,794,291)
Foreign rate differential		(243,335)
Stock-based compensation and other non-deductible expenses		1,318,852
Deferred tax assets not recognized		8,394,898
Income tax expense
True up of prior period balances		$ 1,323,876